Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets.

(€ thousands)	Land and buildings	Industrial and commercial equipment	Other right-of-use assets	Total
Historical cost at December 31, 2025	1,301,863	322	9,327	1,311,512
Additions	255,932	55	2,673	258,660
Disposals	(58,533)	—	(1,284)	(59,817)
Exchange differences	28,719	—	(4)	28,715
Historical cost at June 30, 2026	1,527,981	377	10,712	1,539,070

Accumulated amortization at December 31, 2025	(654,845)	(92)	(4,134)	(659,071)
Amortization	(81,791)	(42)	(1,380)	(83,213)
Impairment	(838)	—	—	(838)
Disposals	56,152	—	894	57,046
Exchange differences	(17,326)	—	(1)	(17,327)
Accumulated amortization at June 30, 2026	(698,648)	(134)	(4,621)	(703,403)

Carrying amount at:
December 31, 2025	647,018	230	5,193	652,441
June 30, 2026	829,333	243	6,091	835,667